Document and Entity Information	Feb. 27, 2019
Prospectus:
Document Type	497
Document Period End Date	Feb. 27, 2019
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Feb. 27, 2019
Prospectus Date	Oct. 31, 2018
Brown Advisory Small-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	BIASX
Brown Advisory Small-Cap Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFSX
Brown Advisory Small-Cap Growth Fund | Advisor Shares
Prospectus:
Trading Symbol	BASAX